                                       Annual Report
                                       September 30, 1998

                                       o Vertex All Cap Fund

                                       o Vertex U.S. All Cap Fund
     [Graphic Omitted]                   (formerly Vertex Research All Cap Fund)

                                       o Vertex Growth Fund

                                       o Vertex Discovery Fund

                                       o Vertex Contrarian Fund

VERTEX ALL CAP FUND                          VERTEX DISCOVERY FUND
VERTEX U.S. ALL CAP FUND                     VERTEX CONTRARIAN FUND
(FORMERLY VERTEX RESEARCH ALL CAP FUND)
VERTEX GROWTH FUND


TRUSTEES                                     INVESTMENT ADVISER
Jeffrey L. Shames*                           Vertex Investment Management, Inc.
Chairman, Chief Executive Officer, and       500 Boylston Street
Director, Vertex Investment Management       Boston, MA 02116-3741

Nelson J. Darling, Jr.                       DISTRIBUTOR
Professional Trustee                         MFS Fund Distributors, Inc.
                                             500 Boylston Street
William R. Gutow                             Boston, MA 02116-3741
Vice Chairman,
Capitol Entertainment Management Company;    INVESTOR SERVICE
Real Estate Consultant                       MFS Service Center, Inc.
                                             P.O. Box 2281
PORTFOLIO MANAGERS                           Boston, MA 02107-9906
John W. Ballen*                              For additional information,
John F. Brennan, Jr.*                        contact your financial adviser.
John D. Laupheimer, Jr.*
Kevin R. Parke*                              CUSTODIAN
Brian E. Stack*                              State Street Bank and Trust Company

CHAIRMAN AND PRESIDENT                       AUDITORS
Jeffrey L. Shames*                           Ernst & Young LLP

TREASURER                                    WORLD WIDE WEB
W. Thomas London*                            www.mfs.com

ASSISTANT TREASURERS
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*


*Affiliated with the Investment Adviser

LETTER FROM THE CHAIRMAN

Dear Shareholders,

One of the best ways for us to serve our shareholders is to help them understand some of the reasons behind developments in the investment markets and, when necessary, to take a more cautious outlook. This is particularly important during periods of market volatility such as we are experiencing this year, when equity prices do not follow a straight course. In light of this volatility, it is clear that equity valuations have risen to a point at which stock prices have become vulnerable to changes in the investment environment such as a slowing economy, earnings disappointments, and global economic and political turmoil. While we continue to hold a favorable long-term outlook for the equity markets, we also believe that the recent market correction was overdue but was also a healthy near-term event that should rid the financial system of excesses that have developed.

Currently, equity investors seem to be focused on the slowdown in corporate earnings and, more recently, on the continuing uncertainty overseas, particularly in Russia and some of the emerging markets. In the second quarter, for example, average earnings growth for companies in the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance, was about 3%, well below what people were expecting a year ago. As a result of this and continuing concerns about Asia and emerging markets, the stock markets pulled back from the record-high levels set in mid-July. Although the U.S. stock market has responded positively to reductions in interest rates by the Federal Reserve Board, the market's retreat helped correct some -- but not all -- of the overvaluations that had been building for some time. Prior to July, equity prices had been rising without a corresponding increase in corporate earnings. As a result, price-to-earnings (P/E) ratios, or the amount investors paid for stocks in relation to companies' earnings per share, also went up. If this year's downturn helps create more reasonable valuations, we believe it could provide a sounder long-term foundation for the equity markets. On another positive note, interest rates have begun to decline as inflation has remained low. In an environment of low interest rates, stocks become more attractive than most fixed-income investments, while low inflation helps control companies' costs.

Internationally, the economic turmoil in Asia continues to be a concern to us, while Russia is facing political and economic uncertainty and Latin American economies are feeling substantial pressure. We believe the United States has yet to see the full impact of this crisis. There have been brief periods of improvement in a few countries and countries such as Japan and Brazil have taken positive steps toward economic reform but, for the most part, most of these economies are still very weak. At the same time, the Asian turmoil has had the beneficial effect of moderating U.S. growth and keeping inflation in check, which has helped establish a favorable interest-rate environment.

Countering the situation in Asia has been the growing strength of European economies, although European equity markets have also seen some volatility this year. But as these countries move toward economic union, they are benefiting from a convergence of interest rates to lower levels, a rapid expansion of manufacturing and service businesses, and an increasingly strong consumer sector. This has helped American exporters offset some of their Asian losses while providing investment opportunities in developed and emerging European markets.

Given the uncertainty arising from these conflicting developments, we believe that it is prudent to remind investors of the need to take a long-term view and to diversify their investments across a range of asset classes. This includes portfolios that focus on bond and international investments as well as on the U.S. stock market. We also believe our commitment to original, company-by-company research gives us an advantage by helping us find companies that we think can keep growing or gain market share during periods of turmoil. To help fulfill this commitment and to provide the broadest possible coverage of industry sectors and individual companies, Vertex continues to increase its number of full-time research analysts, who thoroughly investigate each company's earnings potential and position in its industry as well as the overall prospects for that industry.

We also use active portfolio management on the fixed-income side, using our extensive research and credit analysis to help reduce the potential for price declines and enhance the opportunity for appreciation. Every year, both fixed-income and equity managers meet with thousands of credit issuers and companies. They also attend many presentations, closely follow sources of industry research, and keep track of competitors.

We will continue to apply this discipline of thorough, bottom-up research to both the equity and fixed-income markets because we believe it offers the best potential for providing favorable long-term performance for our shareholders -- regardless of changes in the overall market environment.

We appreciate your confidence and welcome any questions or comments you may have.

Respectfully,

/s/ Jeffrey L. Shames
    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    Vertex Investment Management(R)

    October 14, 1998

MANAGEMENT REVIEW AND OUTLOOK

Vertex All Cap Fund

Dear Shareholders,
The Fund, which commenced operations on May 1, 1998, seeks capital appreciation by investing at least 65% of its assets in equity securities and up to 35% of its assets in fixed-income securities, including fixed-income securities rated "BB" or lower by Standard & Poor's Corporation and comparable unrated securities. The Fund is flexibly managed and can pursue either growth- or value-style investments in companies of all market capitalizations and global industry sectors. The Fund, which can invest up to 100% of assets in foreign securities, is nondiversified and may frequently maintain large weightings in a small number of individual companies, countries, or regions.

The Fund uses a variety of short- and long-term investment techniques, including short sales, long sales, derivatives, options, and futures contracts. The Fund also may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity purposes. Additionally, the Fund may engage in reverse repurchase agreements through which it can lend securities as a means of receiving other assets to invest in portfolio securities or for liquidity purposes.

The Fund's nondiversified nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

Respectfully,

/s/ John F. Brennan, Jr.
    John F. Brennan, Jr.
    Portfolio Manager

Vertex U.S. All Cap Fund

Dear Shareholders,
The Fund, which commenced operations on May 1, 1998, seeks capital appreciation by investing at least 65% of its assets in equity securities and up to 35% of its assets in fixed-income securities, including fixed-income securities rated "BB" or lower by Standard & Poor's Corporation and comparable unrated securities. The Fund is flexibly managed and can invest in companies of all market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities issued by U.S. companies or traded on U.S. securities exchanges. The Fund is nondiversified and may frequently maintain large weightings in a small number of individual companies, countries, or regions.

The Fund uses a variety of short- and long-term investment techniques, including short sales, long sales, derivatives, options, and futures contracts. The Fund also may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity purposes. Additionally, the Fund may engage in reverse repurchase agreements through which it can lend securities as a means of receiving other assets to invest in portfolio securities or for liquidity purposes.

The Fund's nondiversified nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

Respectfully,
/s/ Kevin R. Parke
    Kevin R. Parke
    Portfolio Manager

Note to Shareholders: Effective August 1, 1998, Paul M. McMahon replaced Kevin
R. Parke as portfolio manager of the Fund.

Vertex Growth Fund

Dear Shareholders,
The Fund, which commenced operations on May 1, 1998, seeks capital appreciation by investing at least 65% of its assets in equity securities and up to 35% of its assets in fixed income securities, including fixed income securities rated "BB" or lower by Standard & Poor's Corporation and comparable unrated securities. The Fund can invest in companies of any size that we believe can show earnings growth over time well above the rates of the overall economy and inflation. The Fund is nondiversified, may frequently maintain large weightings in a small number of individual companies, and can invest up to 100% of assets in non-U.S. companies.

The Fund uses a variety of short- and long-term investment techniques, including short sales, long sales, derivatives, options, and futures contracts. The Fund also may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity purposes. Additionally, the Fund may engage in reverse repurchase agreements through which it can lend securities as a means of receiving other assets to invest in portfolio securities or for liquidity purposes.

The Fund's nondiversified nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

Respectfully,

/s/ John W. Ballen
    John W. Ballen
    Portfolio Manager

Note to Shareholders: Effective October 30, 1998, the Fund was terminated and its assets liquidated.

Vertex Discovery Fund

Dear Shareholders,
The Fund, which commenced operations on May 1, 1998, seeks capital appreciation by investing at least 65% of its assets in equity securities and up to 35% of its assets in fixed-income securities, including fixed income securities rated "BB" or lower by Standard & Poor's Corporation and comparable unrated securities. The Fund is flexibly managed and invests in companies that its manager believes to be early in their corporate life cycles but that have the potential to be major enterprises in the future and whose expected earnings growth over time should be much greater than the overall growth rates of the economy and inflation. The Fund may also invest in larger, more established companies whose earnings growth rates are expected to accelerate due to special factors such as new product introductions or changes in management, consumer demand, and macroeconomic trends. The Fund is nondiversified and may frequently maintain large weightings in a small number of individual companies.

The Fund uses a variety of short- and long-term investment techniques, including short sales, long sales, derivatives, options, and futures contracts. The Fund also may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity purposes. Additionally, the Fund may engage in reverse repurchase agreements through which it can lend securities as a means of receiving other assets to invest in portfolio securities or for liquidity purposes.

The Fund's nondiversified nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

Respectfully,

/s/ Brian E. Stack
    Brian E. Stack
    Portfolio Manager

Note to Shareholders: Effective October 30, 1998, the Fund was terminated and its assets liquidated.

Vertex Contrarian Fund

Dear Shareholders,
The Fund, which commenced operations on May 1, 1998, seeks capital appreciation by investing at least 65% of its assets in equity securities and up to 35% of its assets in fixed-income securities, including fixed income securities rated "BB" or lower by Standard & Poor's Corporation and comparable unrated securities. The Fund is flexibly managed and will seek investments in companies that its manager considers to be undervalued due to market declines, poor macroeconomic conditions, actual or anticipated developments that may affect the issuing company or its industry, or market indifference. The Fund is nondiversified and may frequently maintain large weightings in a small number of individual companies.

The Fund uses a variety of short- and long-term investment techniques, including short sales, long sales, derivatives, options, and futures contracts. The Fund also may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity purposes. Additionally, the Fund may engage in reverse repurchase agreements through which it can lend securities as a means of receiving other assets to invest in portfolio securities or for liquidity purposes.

The Fund's nondiversified nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

Respectfully,

/s/ John D. Laupheimer, Jr.
    John D. Laupheimer, Jr.
    Portfolio Manager

Note to Shareholders: Effective October 30, 1998, the Fund will be managed by Brian E. Stack who succeeds John D. Laupheimer, Jr.



The opinions expressed in this report are those of the portfolio managers and are only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

PORTFOLIO OF INVESTMENTS - September 30, 1998

VERTEX ALL CAP FUND
Stocks - 112.9%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES                   VALUE
--------------------------------------------------------------------------------------------------------
U.S. Stocks - 101.8%
  Advertising - 11.2%
    Outdoor Systems, Inc.*                                                 5,900              $  115,050
--------------------------------------------------------------------------------------------------------
  Banks and Credit Companies - 11.1%
    Fleet Financial Group, Inc.                                              300              $   22,031
    National City Corp.                                                      400                  26,375
    PNC Bank Corp.                                                           500                  22,500
    State Street Corp.                                                       800                  43,650
                                                                                              ----------
                                                                                              $  114,556
--------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 4.7%
    Autodesk, Inc.                                                         1,850              $   48,563
--------------------------------------------------------------------------------------------------------
  Computer Software - Services - 1.9%
    PSINet, Inc.*                                                          1,400              $   19,513
--------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 4.8%
    Oracle Corp.*                                                          1,700              $   49,513
--------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 2.7%
    Tyco International Ltd.                                                  500              $   27,625
--------------------------------------------------------------------------------------------------------
  Containers - 0.9%
    Sealed Air Corp.*                                                        300              $    9,563
--------------------------------------------------------------------------------------------------------
  Entertainment - 12.3%
    CBS Corp.                                                              2,300              $   55,775
    Cox Radio, Inc., "A"*                                                    100                   3,513
    Jacor Communications, Inc.*                                              900                  45,562
    MediaOne Group, Inc.*                                                    500                  22,219
                                                                                              ----------
                                                                                              $  127,069
--------------------------------------------------------------------------------------------------------
  Financial Institutions - 9.2%
    Associates First Capital Corp., "A"                                      700              $   45,675
    Federal Home Loan Mortgage Corp.                                       1,000                  49,437
                                                                                              ----------
                                                                                              $   95,112
--------------------------------------------------------------------------------------------------------
  Food and Beverage Products - 7.1%
    Hershey Foods Corp.                                                      700              $   47,906
    Nabisco Holdings Corp., "A"                                              700                  25,156
                                                                                              ----------
                                                                                              $   73,062
--------------------------------------------------------------------------------------------------------
  Medical and Health Products - 4.5%
    Sepracor, Inc.*                                                          700              $   46,025
--------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 4.4%
    United Healthcare Corp.                                                1,300              $   45,500
--------------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 3.6%
    Promus Hotel Corp.*                                                    1,350              $   37,209
--------------------------------------------------------------------------------------------------------
  Stores - 3.4%
    Rite Aid Corp.                                                         1,000              $   35,500
--------------------------------------------------------------------------------------------------------
  Supermarkets - 7.6%
    Dominicks Supermarkets, Inc.*                                            800              $   34,200
    Giant Food, Inc., "A"                                                    200                   8,638
    Meyer (Fred), Inc.*                                                      900                  34,987
                                                                                              ----------
                                                                                              $   77,825
--------------------------------------------------------------------------------------------------------
  Telecommunications - 12.4%
    AirTouch Communications, Inc.*                                           750              $   42,750
    Alltel Corp.                                                           1,000                  47,375
    Cellular Communications International Co.*                               700                  37,975
                                                                                              ----------
                                                                                              $  128,100
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                             $1,049,785
--------------------------------------------------------------------------------------------------------
Foreign Stocks - 11.1%
  France - 2.9%
    Sanofi S.A. (Medical and Health Products)                                200              $   29,464
--------------------------------------------------------------------------------------------------------
  Germany - 1.8%
    Mannesmann AG (Conglomerate)                                             200              $   18,346
--------------------------------------------------------------------------------------------------------
  Netherlands - 6.4%
    Elsag Bailey Process Automation N.V., ADR (Machinery)*                 3,150              $   66,346
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                          $  114,156
--------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,145,644)                                                    $1,163,941
--------------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 1.1%
--------------------------------------------------------------------------------------------------------
Entertainment - 1.1%
  MediaOne Group, Inc., 6.25% (Identified Cost, $11,625)                     200              $   11,175
--------------------------------------------------------------------------------------------------------

Call Options Purchased - 2.8%
--------------------------------------------------------------------------------------------------------
ISSUER/EXPIRATION MONTH/STRIKE PRICE                                   CONTRACTS
--------------------------------------------------------------------------------------------------------
  AMP, Inc./October/45                                                       410              $    5,125
  Jacor Communications, Inc./December/50                                      20                  10,750
  Tyco International Ltd./January/47.5                                         9                  12,825
--------------------------------------------------------------------------------------------------------
Total Call Options Purchased (Identified Cost, $66,724)                                       $   28,700
--------------------------------------------------------------------------------------------------------

Put Options Purchased - 3.6%
--------------------------------------------------------------------------------------------------------
  S & P 500 Index/March/1050 (Premium Paid, $35,612)                           4              $   37,600
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,259,605)                                               $1,241,416
--------------------------------------------------------------------------------------------------------

Securities Sold Short - (40.0)%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES
--------------------------------------------------------------------------------------------------------
U.S. Stocks - (22.9)%
  Computer Software - Systems - (6.4)%
    Acxiom Corp.                                                            (900)             $  (22,331)
    Daou Systems, Inc.                                                      (600)                 (3,450)
    Open Markets, Inc.                                                    (1,300)                (14,625)
    Yahoo, Inc.                                                             (200)                (25,900)
                                                                                              ----------
                                                                                              $  (66,306)
--------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - (1.0)%
    Tupperware Corp.                                                        (900)             $  (10,575)
--------------------------------------------------------------------------------------------------------
  Engineering - (4.0)%
    Fluor Corp.                                                           (1,000)             $  (41,063)
--------------------------------------------------------------------------------------------------------
  Food and Beverage Products - (4.4)%
    Wrigley, (WM) Junior Co.                                                (600)             $  (45,562)
--------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - (3.1)%
    Integrated Health Services, Inc.                                        (600)             $  (10,088)
    VISX, Inc.                                                              (325)                (21,775)
                                                                                              ----------
                                                                                              $  (31,863)
--------------------------------------------------------------------------------------------------------
  Real Estate Investment Trusts - (2.1)%
    Starwood Hotels and Resorts                                             (700)             $  (21,350)
--------------------------------------------------------------------------------------------------------
  Telecommunications - (1.9)%
    Leap Wireless International, Inc.                                       (100)             $     (469)
    Qualcomm, Inc.                                                          (400)                (19,175)
                                                                                              ----------
                                                                                              $  (19,644)
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks Sold Short                                                                  $ (236,363)
--------------------------------------------------------------------------------------------------------
Foreign Stocks - (17.1)%
  Australia - (4.7)%
    National Australia Bank (Banks and Credit Cos.)                       (4,000)             $  (48,403)
--------------------------------------------------------------------------------------------------------
  Hong Kong - (6.9)%
    Amway Asia Pacific Ltd.                                                 (800)             $   (7,750)
    Hang Seng Bank (Banks and Credit Cos.)                               (10,000)                (63,238)
                                                                                              ----------
                                                                                              $  (70,988)
--------------------------------------------------------------------------------------------------------
  Japan - (2.6)%
    Advantest (Telecommunications)                                          (300)             $  (12,764)
    All Nippon Airways (Airlines)                                         (1,000)                 (3,228)
    Nikko Securities (Financial Institutions)                             (5,000)                (10,747)
                                                                                              ----------
                                                                                              $  (26,739)
--------------------------------------------------------------------------------------------------------
  Malaysia - (0.3)%
    Malayan Banking Berhad (Banks and Credit Cos.)                        (3,900)             $   (3,073)
--------------------------------------------------------------------------------------------------------
  Thailand - (2.6)%
    Bangkok Bank (Banks and Credit Cos.)                                 (15,000)             $  (14,259)
    Thai Farmers Bank (Banks and Credit Cos.)                            (18,600)                (12,494)
                                                                                              ----------
                                                                                              $  (26,753)
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks Sold Short                                                               $ (175,956)
--------------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $461,632)                                     $ (412,319)
--------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 19.6%                                                           202,090
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                           $1,031,187
--------------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements

PORTFOLIO OF INVESTMENTS - September 30, 1998

VERTEX U.S. ALL CAP FUND
Stocks - 97.0%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES                   VALUE
--------------------------------------------------------------------------------------------------------
U.S. Stocks - 88.1%
  Computer Software - Systems - 13.2%
    AccuStaff, Inc.*                                                       1,000                $ 14,563
    Cambridge Technology Partners, Inc.*                                     500                  11,156
    Computer Associates International, Inc.                                  400                  14,800
                                                                                                --------
                                                                                                $ 40,519
--------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 4.5%
    Tyco International Ltd.                                                  250                $ 13,813
--------------------------------------------------------------------------------------------------------
  Entertainment - 26.6%
    Clear Channel Communications, Inc.*                                      300                $ 14,250
    Cox Radio, Inc., "A"*                                                    200                   7,025
    Gemstar International Group Ltd.*                                        350                  16,231
    Jacor Communications, Inc.*                                              600                  30,375
    MediaOne Group, Inc.*                                                    300                  13,331
                                                                                                --------
                                                                                                $ 81,212
--------------------------------------------------------------------------------------------------------
  Financial Institutions - 4.7%
    Financial Federal Corp.*                                                 650                $ 14,259
--------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 16.0%
    HBO & Co.                                                              1,700                $ 49,087
--------------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 8.9%
    Cendant Corp.*                                                         1,500                $ 17,437
    Promus Hotel Corp.*                                                      350                   9,647
                                                                                                --------
                                                                                                $ 27,084
--------------------------------------------------------------------------------------------------------
  Stores - 4.1%
    Rite Aid Corp.                                                           350                $ 12,425
--------------------------------------------------------------------------------------------------------
  Telecommunications - 10.1%
    Crown Castle International Corp.*                                      1,500                $ 14,438
    Global TeleSystems Group, Inc.*                                          200                   6,750
    MCI Worldcom, Inc.*                                                      200                   9,775
                                                                                                --------
                                                                                                $ 30,963
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                               $269,362
--------------------------------------------------------------------------------------------------------
Foreign Stocks - 8.9%
  Bermuda - 0.7%
    Global Crossing Ltd. (Telecommunications)*                               100                $  2,088
--------------------------------------------------------------------------------------------------------
  Netherlands - 8.2%
    Elsag Bailey Process Automation N.V., ADR (Machinery)*                 1,200                $ 25,275
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                            $ 27,363
--------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $323,138)                                                        $296,725
--------------------------------------------------------------------------------------------------------

Warrants - 4.7%
---------------------------------------------------------------------------------------------------------------
    Viacom Inc.* (Identified Cost, $13,146)                                3,000                $ 14,250
--------------------------------------------------------------------------------------------------------

Call Options Purchased - 3.3%
--------------------------------------------------------------------------------------------------------
ISSUER/EXPIRATION MONTH/STRIKE PRICE                                   CONTRACTS
--------------------------------------------------------------------------------------------------------
  Cendant Corp./January/22.5                                                  10                $    125
  Newport News Shipbuilding, Inc./November/25                                  6                   1,388
  Philip Morris Cos., Inc./December/47.5                                      20                   4,625
  Tyco International Ltd./January/55                                           4                   4,000
  United Healthcare Corp./January/70                                          50                       0
--------------------------------------------------------------------------------------------------------
Total Call Options Purchased (Identified Cost, $22,745)                                         $ 10,138
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $359,029)                                                   $321,113
--------------------------------------------------------------------------------------------------------

Securities Sold Short - (15.9)%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES
--------------------------------------------------------------------------------------------------------
U.S. Stocks - (4.3)%
  Food and Beverage Products - (4.3)%
    Wrigley, (WM) Junior Co.                                                (175)               $(13,289)
--------------------------------------------------------------------------------------------------------
Foreign Stocks - (11.6)%
  Hong Kong - (6.1)%
    Amway Asia Pacific Ltd. (Consumer Goods and Services)                   (400)               $ (3,875)
    Bank of East Asia Ltd. (Banks and Credit Cos.)                        (3,676)                 (5,195)
    Hang Seng Bank (Banks and Credit Cos.)                                (1,500)                 (9,486)
                                                                                                --------
                                                                                                $(18,556)
--------------------------------------------------------------------------------------------------------
  Japan - (4.2)%
    Bank Tokyo Mitsubishi Ltd. ADR (Banks and Credit Cos.)                  (800)               $ (5,250)
    Fuji Bank (Banks and Credit Cos.)                                     (2,000)                 (4,034)
    Industrial Bank of Japan (Banks and Credit Cos.)                      (1,000)                 (3,668)
                                                                                                --------
                                                                                                $(12,952)
--------------------------------------------------------------------------------------------------------
  Malaysia - (1.3)%
    Malayan Banking Berhad (Banks and Credit Cos.)                        (1,300)               $ (1,024)
    Bangkok Bank (Banks and Credit Cos.)                                  (3,000)                 (2,852)
                                                                                                --------
                                                                                                $ (3,876)
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks Sold Short                                                                 $(35,384)
--------------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $52,893)                                        $(48,673)
--------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 10.9%                                                            33,413
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                             $305,853
--------------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements

PORTFOLIO OF INVESTMENTS - September 30, 1998

VERTEX GROWTH FUND
Stocks - 106.8%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES                   VALUE
--------------------------------------------------------------------------------------------------------
U.S. Stocks - 106.8%
  Business Machines - 0.4%
    Affiliated Computer Services, Inc., "A"*                                 100                $  3,050
--------------------------------------------------------------------------------------------------------
  Business Services - 7.8%
    Cotelligent Group, Inc.*                                               1,000                $ 17,562
    RCM Technologies, Inc.*                                                1,800                  26,550
    Renaissance Worldwide, Inc.*                                           1,300                  17,063
                                                                                                --------
                                                                                                $ 61,175
--------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 18.9%
    AccuStaff, Inc.*                                                       1,800                $ 26,212
    Cambridge Technology Partners, Inc.*                                   1,300                  29,006
    Computer Associates International, Inc.                                  600                  22,200
    Oracle Corp.*                                                            900                  26,213
    Stratus Computer, Inc.*                                                1,000                  33,687
    Synopsys, Inc.*                                                          300                   9,994
                                                                                                --------
                                                                                                $147,312
--------------------------------------------------------------------------------------------------------
  Entertainment - 9.5%
    CBS Corp.                                                              1,500                $ 36,375
    Gemstar International Group Ltd.*                                        700                  32,462
    Jacor Communications, Inc.*                                              100                   5,063
                                                                                                --------
                                                                                                $ 73,900
--------------------------------------------------------------------------------------------------------
  Financial Institutions - 1.2%
    Edwards (A.G.), Inc.                                                     300                $  9,094
--------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 6.5%
    Concentra Managed Care, Inc.*                                          4,200                $ 33,600
    United Healthcare Corp.                                                  500                  17,500
                                                                                                --------
                                                                                                $ 51,100
--------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 5.9%
    Sepracor, Inc.*                                                          700                $ 46,025
--------------------------------------------------------------------------------------------------------
  Pollution Control - 0.2%
    Republic Services, Inc.*                                                 100                $  1,950
--------------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 27.5%
    Buffets, Inc.*                                                         1,000                $ 10,813
    Cendant Corp.*                                                        17,500                 203,437
                                                                                                --------
                                                                                                $214,250
--------------------------------------------------------------------------------------------------------
  Stores - 1.9%
    Republic Industries, Inc.*                                             1,000                $ 14,562
--------------------------------------------------------------------------------------------------------
  Telecommunications - 27.0%
    Ascend Communications, Inc.*                                             600                $ 27,300
    Intermedia Communications, Inc.*                                       1,100                  27,019
    Tel-Save Holdings, Inc.*                                              14,000                 156,625
                                                                                                --------
                                                                                                $210,944
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $944,206)                                                   $833,362
--------------------------------------------------------------------------------------------------------

Securities Sold Short - (10.9)%
--------------------------------------------------------------------------------------------------------
U.S. Stocks - (9.6)%
  Apparel and Textiles - (4.7)%
    Nike, Inc., "B"                                                       (1,000)               $(36,812)
--------------------------------------------------------------------------------------------------------
  Food and Beverage Products - (4.9)%
    Wrigley, (WM) Junior Co.                                                (500)               $(37,969)
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks Sold Short                                                                    $(74,781)
--------------------------------------------------------------------------------------------------------
Foreign Stocks - (1.3)%
  Japan - (1.3)%
    Bank Tokyo Mitsubishi Ltd., ADR (Banks and Credit Cos.)               (1,600)               $(10,500)
--------------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $88,480)                                        $(85,281)
--------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 4.1%                                                             32,358
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                             $780,439
--------------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements

PORTFOLIO OF INVESTMENTS - September 30, 1998

VERTEX DISCOVERY FUND
Stocks - 111.5%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES                   VALUE
--------------------------------------------------------------------------------------------------------
U.S. Stocks - 97.1%
  Advertising - 1.0%
    Outdoor Systems, Inc.*                                                   300               $   5,850
--------------------------------------------------------------------------------------------------------
  Aerospace - 2.1%
    Gulfstream Aerospace Corp.*                                              300               $  12,075
--------------------------------------------------------------------------------------------------------
  Business Services - 12.0%
    Envoy Corp.*                                                           1,100               $  24,062
    Galileo International, Inc.                                              500                  18,875
    Technology Solutions Co.*                                              2,200                  24,750
                                                                                               ---------
                                                                                               $  67,687
--------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 7.0%
    AccuStaff, Inc.*                                                         950               $  13,834
    Acxiom Corp.*                                                            300                   7,444
    Cambridge Technology Partners, Inc.*                                     800                  17,850
                                                                                               ---------
                                                                                               $  39,128
--------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 22.7%
    InfoUSA, Inc., "A"                                                    22,000               $ 127,875
--------------------------------------------------------------------------------------------------------
  Entertainment - 10.3%
    CBS Corp.                                                                620               $  15,035
    Gemstar International Group Ltd.*                                        600                  27,825
    Jacor Communications, Inc.*                                              300                  15,187
                                                                                               ---------
                                                                                               $  58,047
--------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 8.9%
    Concentra Managed Care, Inc.*                                          2,500               $  20,000
    HealthSouth Corp.*                                                       800                   8,400
    Total Renal Care Holdings, Inc.*                                         400                   9,600
    Virgin Islands Technologies, Inc.*                                     2,300                  12,075
                                                                                               ---------
                                                                                               $  50,075
--------------------------------------------------------------------------------------------------------
  Oil Services - 1.0%
    Input/Output, Inc.*                                                      700               $   5,556
--------------------------------------------------------------------------------------------------------
  Pollution Control - 2.5%
    Superior Services, Inc.*                                                 500               $  14,094
--------------------------------------------------------------------------------------------------------
  Printing and Publishing - 1.6%
    Applied Graphics Technologies, Inc.*                                     700               $   8,750
--------------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 13.6%
    Buffets, Inc.*                                                         2,800               $  30,275
    Cendant Corp.*                                                         2,200                  25,575
    Landry's Seafood Restaurants, Inc.                                     1,600                  10,800
    Promus Hotel Corp.*                                                      350                   9,647
                                                                                               ---------
                                                                                               $  76,297
--------------------------------------------------------------------------------------------------------
  Stores - 2.3%
    Petco Animal Supplies, Inc.*                                           1,450               $  13,050
--------------------------------------------------------------------------------------------------------
  Supermarkets - 5.4%
    Dominicks Supermarkets, Inc.*                                            440               $  18,810
    Meyer (Fred), Inc.*                                                      300                  11,663
                                                                                               ---------
                                                                                               $  30,473
--------------------------------------------------------------------------------------------------------
  Telecommunications - 6.7%
    Amdocs Ltd.*                                                           1,000               $  11,313
    Intermedia Communications, Inc.*                                         400                   9,825
    Lightbridge, Inc.*                                                     3,000                  16,500
                                                                                               ---------
                                                                                               $  37,638
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                              $ 546,595
--------------------------------------------------------------------------------------------------------
Foreign Stocks - 14.4%
  Netherlands - 2.6%
    Elsag Bailey Process Automation N.V., ADR (Machinery)*                   700               $  14,744
--------------------------------------------------------------------------------------------------------
  United Kingdom - 11.8%
    CBT Group PLC, ADR (Computer Software - Personal
      Computers)                                                           4,900               $  66,150
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                           $  80,894
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $654,904)                                                  $ 627,489
--------------------------------------------------------------------------------------------------------

Securities Sold Short - (38.4)%
--------------------------------------------------------------------------------------------------------
U.S. Stocks - (29.4)%
  Apparel and Textiles - (4.6)%
    Nike, Inc., "B"                                                         (700)              $ (25,769)
--------------------------------------------------------------------------------------------------------
  Computer Software - Systems - (2.9)%
    Cerner Corp.                                                            (600)              $ (16,087)
--------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - (1.3)%
    Procter & Gamble Co.                                                    (100)              $  (7,094)
--------------------------------------------------------------------------------------------------------
  Financial Institutions - (1.6)%
    Merrill Lynch & Co.                                                     (200)              $  (9,437)
--------------------------------------------------------------------------------------------------------
  Food and Beverage Products - (9.4)%
    Coca-Cola Co.                                                           (400)              $ (23,050)
    Wrigley, (W.M.) Junior Co.                                              (400)                (30,375)
                                                                                               ---------
                                                                                               $ (53,425)
--------------------------------------------------------------------------------------------------------
  Medical and Health Technology - (7.6)%
    Integrated Health Services, Inc.                                        (800)              $ (13,450)
    PacifiCare Health Systems, Inc., "B"                                    (300)                (22,350)
    Province Healthcare Co.                                                 (200)                 (6,813)
                                                                                               ---------
                                                                                               $ (42,613)
--------------------------------------------------------------------------------------------------------
  Stores - (2.0)%
    Amazon.com, Inc.                                                        (100)              $ (11,162)
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks Sold Short                                                                   $(165,587)
--------------------------------------------------------------------------------------------------------
Foreign Stocks - (9.0)%
  Hong Kong - (2.6)%
    Hang Seng Bank (Banks and Credit Cos.)                                (2,300)              $ (14,545)
--------------------------------------------------------------------------------------------------------
  Japan - (4.6)%
    Bank of Tokyo Ltd. (Banks and Credit Cos.)                            (1,000)              $  (6,419)
    Bank Tokyo Mitsubishi Ltd., ADR (Banks and Credit Cos.)               (1,000)                 (6,563)
    Dai-Ichi Kangyo Bank Ltd. (Banks and Credit Cos.)                     (2,000)                 (8,377)
    Sakura Bank Ltd. (Banks and Credit Cos.)                              (3,000)                 (4,402)
                                                                                               ---------
                                                                                               $ (25,761)
--------------------------------------------------------------------------------------------------------
  Thailand - (1.8)%
    Bangkok Bank (Banks and Credit Cos.)                                 (11,000)              $ (10,456)
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks Sold Short                                                                $ (50,762)
--------------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $223,750)                                      $(216,349)
--------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 26.9%                                                           151,605
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $ 562,745
--------------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements

PORTFOLIO OF INVESTMENTS - September 30, 1998

VERTEX CONTRARIAN FUND
Stocks - 77.8%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES                   VALUE
--------------------------------------------------------------------------------------------------------
U.S. Stocks - 72.9%
  Aerospace - 4.2%
    Allied Signal, Inc.                                                      210                $  7,429
    Raytheon Co., "A"                                                        170                   8,808
                                                                                                --------
                                                                                                $ 16,237
--------------------------------------------------------------------------------------------------------
  Automotive - 14.0%
    Chrysler Corp.                                                         1,000                $ 47,875
    TRW, Inc.                                                                150                   6,656
                                                                                                --------
                                                                                                $ 54,531
--------------------------------------------------------------------------------------------------------
  Business Machines - 4.4%
    International Business Machines Corp.                                     80                $ 10,240
    Xerox Corp.                                                               80                   6,780
                                                                                                --------
                                                                                                $ 17,020
--------------------------------------------------------------------------------------------------------
  Business Services - 0.5%
    Answerthink Consulting Group, Inc.*                                      100                $  1,806
--------------------------------------------------------------------------------------------------------
  Chemicals - 1.4%
    Air Products & Chemicals, Inc.                                           180                $  5,355
--------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 6.3%
    International Flavours                                                   160                $  5,280
    Philip Morris Cos., Inc.                                                 250                  11,516
    Rubbermaid, Inc.                                                         320                   7,660
                                                                                                --------
                                                                                                $ 24,456
--------------------------------------------------------------------------------------------------------
  Electrical Equipment - 1.4%
    Cooper Industries, Inc.                                                  130                $  5,298
--------------------------------------------------------------------------------------------------------
  Entertainment - 1.8%
    Citadel Communications Corp.*                                            100                $  2,044
    Jacor Communications, Inc.*                                              100                   5,062
                                                                                                --------
                                                                                                $  7,106
--------------------------------------------------------------------------------------------------------
  Financial Institutions - 0.6%
    Heller Financial, Inc., "A"*                                             100                $  2,400
--------------------------------------------------------------------------------------------------------
  Food and Beverage Products - 1.9%
    Archer-Daniels-Midland Co.                                               441                $  7,387
--------------------------------------------------------------------------------------------------------
  Insurance - 6.3%
    Allstate Corp.                                                           200                $  8,337
    CIGNA Corp.                                                              120                   7,935
    Transamerica Corp.                                                        80                   8,480
                                                                                                --------
                                                                                                $ 24,752
--------------------------------------------------------------------------------------------------------
  Machinery - 2.5%
    Deere & Co., Inc.                                                        160                $  4,840
    Eaton Corp.                                                               80                   5,015
                                                                                                --------
                                                                                                $  9,855
--------------------------------------------------------------------------------------------------------
  Medical and Health Products - 2.7%
    American Home Products Corp.                                             200                $ 10,475
--------------------------------------------------------------------------------------------------------
  Metals and Minerals - 1.6%
    Phelps Dodge Corp.                                                       120                $  6,263
--------------------------------------------------------------------------------------------------------
  Oils - 4.1%
    Phillips Petroleum Co.                                                   150                $  6,769
    Texaco, Inc.                                                             150                   9,403
                                                                                                --------
                                                                                                $ 16,172
--------------------------------------------------------------------------------------------------------
  Pollution Control - 2.1%
    Browning Ferris Industries, Inc.                                         270                $  8,167
--------------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 1.4%
    Promus Hotel Corp.*                                                      200                $  5,513
--------------------------------------------------------------------------------------------------------
  Special Products and Services - 3.2%
    SPX Corp.*                                                               300                $ 12,394
--------------------------------------------------------------------------------------------------------
  Stores - 1.8%
    Nordstrom, Inc.                                                          280                $  6,930
--------------------------------------------------------------------------------------------------------
  Telecommunications - 2.2%
    Century Telephone Enterprises, Inc.                                      180                $  8,505
--------------------------------------------------------------------------------------------------------
  Transportation - 1.9%
    Union Pacific Corp.                                                      170                $  7,246
--------------------------------------------------------------------------------------------------------
  Utilities - Electric - 3.9%
    Illinova Corp.                                                           250                $  7,172
    Unicom Corp.                                                             220                   8,222
                                                                                                --------
                                                                                                $ 15,394
--------------------------------------------------------------------------------------------------------
  Utilities - Gas - 2.7%
    Columbia Energy Group, Inc.                                              180                $ 10,552
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                               $283,814
--------------------------------------------------------------------------------------------------------
Foreign Stocks - 4.9%
  Bermuda - 2.2%
    EXEL Ltd., "A" (Insurance)                                               100                $  6,300
    Global Crossing Ltd. (Telecommunications)*                               100                   2,087
                                                                                                --------
                                                                                                $  8,387
--------------------------------------------------------------------------------------------------------
  Canada - 1.1%
    Canadian National Railway Co. (Railroads)                                100                $  4,463
--------------------------------------------------------------------------------------------------------
  Netherlands - 1.6%
    Elsag Bailey Process Automation N.V., ADR (Machinery)*                   300                $  6,319
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                            $ 19,169
--------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $341,692)                                                        $302,983
--------------------------------------------------------------------------------------------------------

Short-Term Obligations - 21.8%
---------------------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
                                                                   (000 OMITTED)
--------------------------------------------------------------------------------------------------------
  Federal Home Loan Bank, due 10/01/98, at Amortized Cost                   $ 85                $ 85,000
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $426,692)                                                   $387,983
Other Assets, Less Liabilities - 0.4%                                                              1,503
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                             $389,486
--------------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
-----------------------------------------------------------------------------------------------------
                                                             VERTEX           VERTEX           VERTEX
                                                            ALL CAP     U.S. ALL CAP           GROWTH
SEPTEMBER 30, 1998                                             FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost,
    $1,259,605, $359,029, and $944,206, respectively)    $1,241,416         $321,113       $  833,362
  Cash                                                       24,483             --               --
  Foreign currency, at value (identified cost,
    $7,885, $0, and $0,  respectively)                        6,169             --               --
  Deposits with brokers for securities sold short           483,688           64,039          103,505
  Receivable for investments sold                            35,103           69,459          632,718
  Dividends receivable                                          422             --               --
                                                         ----------         --------       ----------
      Total assets                                       $1,791,281         $454,611       $1,569,585
                                                         ----------         --------       ----------
Liabilities:
  Securities sold short, at value (proceeds
    received, $461,632, $52,893, and $88,480,
    respectively)                                        $  412,319         $ 48,673       $   85,281
  Payable for investments purchased                         105,704           33,194          584,837
  Notes payable                                             241,133           65,788          118,935
  Payable for dividends on securities sold short               --                524               50
  Accrued expenses and other liabilities                        938              579               43
                                                         ----------         --------       ----------
        Total liabilities                                $  760,094         $148,758       $  789,146
                                                         ----------         --------       ----------
Net assets                                               $1,031,187         $305,853       $  780,439
                                                         ==========         ========       ==========
Net assets consist of:
  Paid-in capital                                        $1,035,883         $350,655       $  819,917
  Unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies                        35,554          (34,091)        (107,645)
  Accumulated undistributed net realized gain
    (loss) on investments and foreign currency
    transactions                                            (40,250)         (10,711)          68,167
                                                         ----------         --------       ----------
      Net assets                                         $1,031,187         $305,853       $  780,439
                                                         ==========         ========       ==========
  Shares of beneficial interest outstanding:                102,069           35,507           82,240
                                                         ==========         ========       ==========
  Net asset value, offering price, and redemption
  price per share
  (net assets / shares of beneficial interest
  outstanding)                                             $10.10             $8.61           $9.49
                                                           ======             =====           =====

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statements of Assets and Liabilities - continued
-----------------------------------------------------------------------------------------------
                                                                          VERTEX         VERTEX
                                                                       DISCOVERY     CONTRARIAN
SEPTEMBER 30, 1998                                                          FUND           FUND
-----------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $654,904 and $426,692,
    respectively)                                                     $  627,489       $387,983
  Cash                                                                      --            3,193
  Receivable for investments sold                                        229,424           --
  Deposits with brokers for securities sold short                        247,729           --
  Dividends receivable                                                      --            1,019
  Other assets                                                              --            2,100
                                                                      ----------       --------
      Total assets                                                    $1,104,642       $394,295
                                                                      ----------       --------
Liabilities:
  Securities sold short, at value (proceeds received, $223,750 and $0, respectively)
                                                                      $  216,349       $   --
  Payable for investments purchased                                      270,635          4,788
  Payable for dividends on securities sold short                             780           --
  Notes payable                                                           53,826           --
  Accrued expenses and other liabilities                                     307             21
                                                                      ----------       --------
        Total liabilities                                             $  541,897       $  4,809
                                                                      ----------       --------
    Net assets                                                        $  562,745       $389,486
                                                                      ==========       ========
Net assets consist of:
  Paid-in capital                                                     $  628,852       $413,003
  Unrealized depreciation on investments and translation of
    assets and liabilities in foreign currencies                         (18,686)       (38,709)
  Accumulated undistributed net realized gain (loss) on
    investments and foreign currency transactions                        (47,421)        13,800
  Accumulated undistributed net investment income                           --            1,392
                                                                      ----------       --------
      Net assets                                                      $  562,745       $389,486
                                                                      ==========       ========
Shares of beneficial interest outstanding                                 62,768         40,657
                                                                      ==========       ========
Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)              $8.97            $9.58
                                                                        =====            =====

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statements of Operations
-----------------------------------------------------------------------------------------------------
                                                           VERTEX            VERTEX            VERTEX
                                                          ALL CAP      U.S. ALL CAP            GROWTH
PERIOD ENDED SEPTEMBER 30, 1998*                             FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------
Net investment loss:
  Income -
    Dividends                                            $  2,681          $    437        $     196
    Interest                                                1,147               827              477
    Foreign taxes withheld                                    (76)             --               --
                                                         --------          --------        ---------
      Total investment income                            $  3,752          $  1,264        $     673
                                                         --------          --------        ---------
  Expenses -
    Management fee                                       $  5,848          $  1,915        $   3,935
    Trustees' compensation                                    950               950              950
    Shareholder servicing agent fee                           438               144              295
    Distribution and service fee (Class A)                  1,372               453              912
    Administrative fee                                         59                19               39
    Custodian fee                                             642               744              616
    Interest expense                                        2,095               693            1,673
    Printing                                                5,277             5,974            5,976
    Postage                                                    77                19               56
    Auditing fees                                           8,305             8,105            8,105
    Legal fees                                              4,151             3,952            3,952
    Registration fees                                       2,663             4,000            2,000
    Dividend expense on securities sold short               1,567               650               50
    Miscellaneous                                             328               434              720
                                                         --------          --------        ---------
      Total expenses                                     $ 33,772          $ 28,052        $  29,279
    Fees paid indirectly                                     --                 (17)             (18)
    Reduction of expenses by investment adviser and
      distributor                                         (24,408)          (24,831)         (23,956)
                                                         --------          --------        ---------
      Net expenses                                       $  9,364          $  3,204        $   5,305
                                                         --------          --------        ---------
        Net investment loss                              $ (5,612)         $ (1,940)       $  (4,632)
                                                         --------          --------        ---------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                              $(59,762)         $(28,772)       $  45,698
    Written option transactions                              --               1,898             --
    Securities sold short                                  19,512            16,163           27,119
    Foreign currency transactions                             866               (13)             (18)
                                                         --------          --------        ---------
      Net realized gain (loss) on investments and
        foreign currency transactions                    $(39,384)         $(10,724)       $  72,799
                                                         --------          --------        ---------
  Change in unrealized appreciation (depreciation) -
    Investments                                          $(18,189)         $(37,916)       $(110,844)
    Securities sold short                                  49,313             4,220            3,199
    Translation of assets and liabilities in foreign
      currencies                                            4,430              (395)            --
                                                         --------          --------        ---------
      Net unrealized gain (loss) on investments and
        foreign currency translation                     $ 35,554          $(34,091)       $(107,645)
                                                         --------          --------        ---------
        Net realized and unrealized loss on
          investments and foreign currency               $ (3,830)         $(44,815)       $ (34,846)
                                                         --------          --------        ---------
          Decrease in net assets from operations         $ (9,442)         $(46,755)       $ (39,478)
                                                         ========          ========        =========

*For the period from the commencement of each Fund's investment operations, May 1, 1998, through September 30, 1998.

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statements of Operations - continued

--------------------------------------------------------------------------------------------------------
                                                                          VERTEX                  VERTEX
                                                                       DISCOVERY              CONTRARIAN
PERIOD ENDED SEPTEMBER 30, 1998*                                            FUND                    FUND
--------------------------------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                           $    461                $  2,768
    Interest                                                               2,482                   1,741
    Foreign taxes withheld                                                  --                        (5)
                                                                        --------                --------
      Total investment income                                           $  2,943                $  4,504
                                                                        --------                --------
  Expenses -
    Management fee                                                      $  3,583                $  2,322
    Trustee's compensation                                                   950                     950
    Shareholder servicing agent fee                                          269                     175
    Distribution and service fee (Class A)                                   856                     543
    Administrative fee                                                        36                      23
    Custodian fee                                                            334                     468
    Interest expense                                                         118                       5
    Printing                                                               2,977                   5,274
    Postage                                                                   44                      23
    Auditing fees                                                          8,605                   8,200
    Legal fees                                                             3,951                   4,025
    Registration fees                                                      2,000                   2,000
    Dividend expense on securities sold short                                782                    --
    Miscellaneous                                                            239                     397
                                                                        --------                --------
      Total expenses                                                    $ 24,744                $ 24,405
    Fees paid indirectly                                                     (34)                    (51)
    Reduction of expenses by investment adviser and distributor          (19,160)                (21,259)
                                                                        --------                --------
      Net expenses                                                      $  5,550                $  3,095
                                                                        --------                --------
        Net investment income (loss)                                    $ (2,607)               $  1,409
                                                                        --------                --------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                             $(77,033)               $ 13,800
    Securities sold short                                                 29,612                    --
    Foreign currency transactions                                            (16)                    (17)
                                                                        --------                --------
      Net realized gain (loss) on investments and foreign currency
        transactions                                                    $(47,437)               $ 13,783
                                                                        --------                --------
  Change in unrealized appreciation (depreciation) -
    Investments                                                         $(27,415)               $(38,709)
    Securities sold short                                                  7,401                    --
    Translation of assets and liabilities in foreign currencies            1,328                    --
                                                                        --------                --------
      Net unrealized loss on investments and foreign currency
        translation                                                     $(18,686)               $(38,709)
                                                                        --------                --------
        Net realized and unrealized loss on investments and
          foreign currency                                              $(66,123)               $(24,926)
                                                                        --------                --------
          Decrease in net assets from operations                        $(68,730)               $(23,517)
                                                                        ========                ========

*For the period from the commencement of each Fund's investment operations, May 1, 1998, through
 September 30, 1998.

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------
                                                                VERTEX               VERTEX                VERTEX
                                                               ALL CAP         U.S. ALL CAP                GROWTH
PERIOD ENDED SEPTEMBER 30, 1998*                                  FUND                 FUND                  FUND
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                       $   (5,612)            $ (1,940)            $  (4,632)
  Net realized gain (loss) on investments and foreign
    currency transactions                                      (39,384)             (10,724)               72,799
  Net unrealized gain (loss) on investments and
    foreign currency translation                                35,554              (34,091)             (107,645)
                                                            ----------             --------             ---------
      Decrease in net assets from operations                $   (9,442)            $(46,755)            $ (39,478)
                                                            ----------             --------             ---------
  Net increase in net assets from Fund share
    transactions                                            $1,040,629             $352,608             $ 819,917
                                                            ----------             --------             ---------
        Total increase in net assets                        $1,031,187             $305,853             $ 780,439
Net assets:
  At end of period (including accumulated net
    investment loss of $0, $0 and $0, respectively)         $1,031,187             $305,853             $ 780,439
                                                            ==========             ========             =========

*For the period from the commencement of each Fund's investment operations, May 1, 1998, through September 30, 1998.

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statements of Changes in Net Assets - continued
---------------------------------------------------------------------------------------------------------------
                                                                           VERTEX               VERTEX
                                                                        DISCOVERY           CONTRARIAN
PERIOD ENDED SEPTEMBER 30, 1998*                                             FUND                 FUND
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                                           $ (2,607)            $  1,409
  Net realized gain (loss) on investments and foreign currency
    transactions                                                          (47,437)              13,783
  Net unrealized loss on investments and foreign currency
    translation                                                           (18,686)             (38,709)
                                                                         --------             --------
      Decrease in net assets from operations                             $(68,730)            $(23,517)
                                                                         --------             --------
  Net increase in net assets from Fund share transactions                $631,475             $413,003
                                                                         --------             --------
        Total increase in net assets                                     $562,745             $389,486
Net assets:
  At end of period (including accumulated undistributed net
    investment income of $0 and $1,392, respectively)                    $562,745             $389,486
                                                                         ========             ========

*For the period from the commencement of each Fund's investment operations, May 1, 1998, through September 30, 1998.

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statements of Cash Flows
----------------------------------------------------------------------------------------------------------------
                                                             VERTEX                VERTEX                 VERTEX
                                                            ALL CAP          U.S. ALL CAP                 GROWTH
PERIOD ENDED SEPTEMBER 30, 1998*                               FUND                  FUND                   FUND
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash:
Cash flows from operating activities -
  Net decrease in net assets from operations            $    (9,442)          $   (46,755)          $    (39,478)
  Adjustments to reconcile net increase in net
    assets from operations to net cash provided by
    (used in) operating activities:
    Purchase of investment securities                    (6,321,002)           (3,054,456)           (11,173,736)
    Proceeds from disposition of investment
      securities                                          5,482,779             2,730,345             10,390,827
    Increase in deposits with brokers for
      securities sold short                                (483,688)              (64,039)              (103,505)
    Increase in dividends and interest receivable              (422)                 --                     --
    Increase in receivable for securities sold              (35,103)              (69,459)              (632,718)
    Net premium received on call options written               --                   7,264                   --
    Increase in payable for securities purchased            105,704                33,194                584,837
    Increase in accrued expenses and other
      liabilities                                               938                 1,103                     93
    Unrealized (appreciation) depreciation from
      investments and securities sold short                 (31,124)               33,696                107,643
    Net realized (gain) loss from investments and
      securities sold short                                  40,250                10,711                (72,815)
                                                        -----------           -----------           ------------
      Net cash provided by (used in) operating
        activities                                      $(1,251,110)          $  (418,396)          $   (938,852)
                                                        -----------           -----------           ------------
Cash flows from financing activities -
  Increase in loan payable                              $   241,133           $    65,788           $    118,935
  Proceeds from Fund shares sold                          1,041,011               352,608                853,902
  Payment on Fund shares redeemed                              (382)                 --                  (33,985)
                                                        -----------           -----------           ------------
      Net cash provided by (used in) financing
        activities                                      $ 1,281,762           $   418,396           $    938,852
                                                        -----------           -----------           ------------
      Net increase in cash                              $    30,652           $      --             $       --
Cash and foreign currency:
  Beginning balance                                            --                    --                     --
  Ending balance                                        $    30,652           $      --             $       --
                                                        ===========           ===========           ============

*For the period from the commencement of each Fund's investment operations, May 1, 1998, through September 30, 1998.

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights
-------------------------------------------------------------------------------------------
                                                                               PERIOD ENDED
                                                                              SEPTEMBER 30,
VERTEX ALL CAP FUND                                                                   1998*
-------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                               $10.00
                                                                                    ------
Income from investment operations# -
  Net investment loss(S)                                                            $(0.07)
  Net realized and unrealized gain on investments and foreign currency                0.17
                                                                                    ------
      Total from investment operations                                              $ 0.10
                                                                                    ------
Net asset value - end of period                                                     $10.10
                                                                                    ======
Total return                                                                          1.00%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses###                                                                         2.39%+
  Net investment loss                                                               (1.43)%+
Portfolio turnover                                                                     446%
Net assets at end of period (000 omitted)                                            $1,031

  * For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.
### Excluding dividend expense on securities sold short, the ratio of expenses to average net assets is 2.00%.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the Fund, exclusive of management, distribution and service fees, and dividend expense on securities sold short, at not more than 2.00% of average daily net assets. The investment adviser and the distributor voluntarily waived their fees for the period indicated. If these fees had been incurred by the Fund and other expenses had not been limited, the net investment loss per share and the ratios would have been:

     Net investment loss                                                            $ (0.36)
     Ratios (to average net assets):
       Expenses##                                                                     8.62%+
       Net investment loss                                                            (7.66)%+

     Leverage analysis:
       Debt outstanding at end of period                                            $241,133
       Average daily balance of debt outstanding                                     105,518
       Average daily number of shares outstanding                                     85,412
       Average debt per share                                                       $   1.24

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights
-------------------------------------------------------------------------------------------
                                                                               PERIOD ENDED
                                                                              SEPTEMBER 30,
VERTEX U.S. ALL CAP FUND                                                              1998*
-------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                               $10.00
                                                                                    ------
Income from investment operations# -
  Net investment loss(S)                                                            $(0.06)
  Net realized and unrealized loss on investments and foreign currency               (1.33)
                                                                                    ------
      Total from investment operations                                              $(1.39)
                                                                                    ------
Net asset value - end of period                                                     $ 8.61
                                                                                    ======
Total return                                                                      (13.90)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses###                                                                        2.50%+
  Net investment loss                                                              (1.51)%+
Portfolio turnover                                                                    928%
Net assets at end of period (000 omitted)                                             $306

  * For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.
### Excluding dividend expense on securities sold short, the ratio of expenses to average net assets is 2.00%.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the Fund, exclusive of management, distribution and service fees, and dividend expense on securities sold short, at not more than 2.00% of average daily net assets. The investment adviser and the distributor voluntarily waived their fees for the period indicated. If these fees had been incurred by the Fund and other expenses had not been limited, the net investment loss per share and the ratios would have been:

     Net investment loss                                                            $(0.88)
     Ratios (to average net assets):
       Expenses##                                                                    21.86%+
       Net investment loss                                                         (20.87)%+

     Leverage analysis:
       Debt outstanding at end of period                                            $65,788
       Average daily balance of debt outstanding                                     40,699
       Average daily number of shares outstanding                                    30,138
       Average debt per share                                                       $  1.35

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights
-------------------------------------------------------------------------------------------
                                                                               PERIOD ENDED
                                                                              SEPTEMBER 30,
VERTEX GROWTH FUND                                                                    1998*
-------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                               $10.00
                                                                                    ------
Income from investment operations# -
  Net investment loss(S)                                                            $(0.07)
  Net realized and unrealized loss on investments and foreign currency               (0.44)
                                                                                    ------
      Total from investment operations                                              $(0.51)
                                                                                    ------
Net asset value - end of period                                                     $ 9.49
                                                                                    ======
Total return                                                                       (5.10)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses###                                                                        2.01%+
  Net investment loss                                                              (1.75)%+
Portfolio turnover                                                                  1,309%
Net assets at end of period (000 omitted)                                           $  780

  * For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data is based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.
### Excluding dividend expense on securities sold short, the ratio of expenses to average net assets is 2.00%.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the Fund, exclusive of management, distribution and service fees, and dividend expense on securities sold short, at not more than 2.00% of average daily net assets. The investment adviser and the distributor voluntarily waived their fees for the period indicated. If these fees had been incurred by the Fund and other expenses had not been limited, the net investment loss per share and the ratios would have been:

     Net investment loss                                                            $(0.44)
     Ratios (to average net assets):
       Expenses##                                                                   11.07%+
       Net investment loss                                                        (10.81)%+

     Leverage analysis:
       Debt outstanding at end of period                                          $118,935
       Average daily balance of debt outstanding                                    91,617
       Average daily number of shares outstanding                                   64,379
       Average debt per share                                                     $   1.42

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights
-------------------------------------------------------------------------------------------
                                                                               PERIOD ENDED
                                                                              SEPTEMBER 30,
VERTEX DISCOVERY FUND                                                                 1998*
-------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                               $10.00
                                                                                    ------
Income from investment operations# -
  Net investment loss(S)                                                            $(0.05)
  Net realized and unrealized loss on investments and foreign currency               (0.98)
                                                                                    ------
      Total from investment operations                                              $(1.03)
                                                                                    ------
Net asset value - end of period                                                     $ 8.97
                                                                                    ======
Total return                                                                      (10.30)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses###                                                                        2.32%+
  Net investment loss                                                              (1.09)%+
Portfolio turnover                                                                  1,195%
Net assets at end of period (000 omitted)                                             $563

  * For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.
### Excluding dividend expense on securities sold short the ratio of expenses to average net assets is 2.00%.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the Fund, exclusive of management, distribution and service fees, and dividend expense on securities sold short, at not more than 2.00% of average daily net assets. The investment adviser and the distributor voluntarily waived their fees for the period indicated. If these fees had been incurred by the Fund and other expenses had not been limited, the net investment loss per share and the ratios would have been:

     Net investment loss                                                            $(0.39)
     Ratios (to average net assets):
       Expenses##                                                                   10.32%+
       Net investment loss                                                         (9.09)%+

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights
-------------------------------------------------------------------------------------------
                                                                               PERIOD ENDED
                                                                              SEPTEMBER 30,
VERTEX CONTRARIAN FUND                                                                1998*
-------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                               $10.00
                                                                                    ------
Income from investment operations# -
  Net investment income(S)                                                          $ 0.04
  Net realized and unrealized loss on investments and foreign currency               (0.46)
                                                                                    ------
      Total from investment operations                                              $(0.42)
                                                                                    ------
Net asset value - end of period                                                     $ 9.58
                                                                                    ======
Total return                                                                       (4.20)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses###                                                                        2.00%+
  Net investment income                                                              0.91%+
Portfolio turnover                                                                    243%
Net assets at end of period (000 omitted)                                           $  389

  * For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.
### The Fund's expenses without reduction for fees paid indirectly for the period ended
    September 30, 1998 would have been 2.03%.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the Fund, exclusive of management, and distribution and service fees, at not more than
    2.00% of average daily net assets. The investment adviser and the distributor voluntarily waived their fees for the period indicated. If these fees had been incurred by the Fund and other expenses had not been limited, the net investment loss per share and the ratios would have been:

     Net investment loss                                                            $(0.64)
     Ratios (to average net assets):
       Expenses##                                                                   15.69%+
       Net investment loss                                                        (12.78)%+

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Vertex All Cap Fund, MFS Vertex U.S. All Cap Fund, MFS Vertex Growth Fund, MFS Vertex Discovery Fund, and MFS Vertex Contrarian Fund, (each Fund) are non-diversified series of MFS Series Trust XI (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Written Options - Each Fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability which is subsequently adjusted to the current value of the options contract. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the Fund's management on the direction of interest rates.

Short Sales - Each Fund may enter into short sales. A short sale transaction involves selling a security which a Fund does not own with the intent of purchasing it later at a lower price. A Fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which The Fund must replace the borrowed security. Losses can exceed the proceeds from short sales and can be greater than losses from the actual purchase of a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest a Fund may be required to pay in connection with a short sale. Whenever a Fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - Each Fund's custody fee is calculated as a percentage of the Fund's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statements of Operations.

Tax Matters and Distributions - Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. During the period ended September 30, 1998, the following amounts were reclassified among paid-in capital, accumulated undistributed net investment income (loss) and accumulated net realized gain (loss) on investments and foreign currency transactions due to differences between book and tax accounting for currency transactions and net investment losses. These changes had no effect on the net assets or net asset values per share.

                                                            VERTEX               VERTEX              VERTEX
INCREASE (DECREASE)                                   ALL CAP FUND    U.S. ALL CAP FUND         GROWTH FUND
-----------------------------------------------------------------------------------------------------------
Paid-in capital                                            $(4,746)            $(1,953)            $   --
Accumulated undistributed net realized gain
  (loss) on investments and foreign currency
  transactions                                             $  (866)            $    13             $(4,632)
Accumulated undistributed net investment income            $ 5,612             $ 1,940             $ 4,632

                                                            VERTEX              VERTEX
INCREASE (DECREASE)                                 DISCOVERY FUND     CONTRARIAN FUND
--------------------------------------------------------------------------------------
Paid-in capital                                            $(2,623)            $   --
Accumulated undistributed net realized gain on
  investments and foreign currency transactions            $    16                $ 17
Accumulated undistributed net investment income
  (loss)                                                   $ 2,607                $(17)

At September 30, 1998, Vertex All Cap Fund, Vertex U.S. All Cap Fund, and Vertex Discovery Fund, for federal income tax purposes, each had a capital loss carryforward. The amounts of $36,588, $10,579, and $47,421, respectively, may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration on September 30, 2006.

(3) Transactions with Affiliates
Investment Adviser - Each Fund has an investment advisory agreement with Vertex Investment Management, Inc. (Vertex), a wholly owned subsidiary of Massachusetts Financial Services Company (MFS), to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.50% of average daily net assets. The investment adviser has voluntarily agreed to waive its fee, which is reflected as a reduction of expenses in the Statements of Operations.

Each Fund has a temporary expense reimbursement agreement whereby Vertex has voluntarily agreed to pay all of each Fund's operating expenses, exclusive of management, distribution and service fees, and dividend expense on securities sold short. Each Fund in turn will pay Vertex an expense reimbursement fee not greater than 2.00% of average daily net assets. To the extent that the expense reimbursement fee exceeds each Fund's actual expenses, the excess will be applied to amounts paid by Vertex in prior years.

At September 30, 1998, the aggregate unreimbursed expenses owed to Vertex were as follows:

         VERTEX                 VERTEX                VERTEX              VERTEX               VERTEX
      ALL CAP FUND         U.S. ALL CAP FUND       GROWTH FUND        DISCOVERY FUND       CONTRARIAN FUND
----------------------------------------------------------------------------------------------------------
        $17,188                 $22,463              $19,109             $14,721               $18,394

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of The Trust, all of whom receive remuneration for their services to The Trust from Vertex. Certain officers and Trustees of The Trust are officers or directors of Vertex, MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - Each Fund has an administrative services agreement with MFS to provide each Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each Fund pays MFS an administrative fee at the following annual percentages of each Fund's average daily net assets:

                  First $1 billion                   0.0150%
                  Next $1 billion                    0.0125%
                  Next $1 billion                    0.0100%
                  In excess of $3 billion            0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales on Class A shares of each Fund for the period ended September 30, 1998.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each Fund's distribution plan provides that each Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of each Fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed on Class A shares of each Fund during the period ended September 30, 1998.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.1125%.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                            VERTEX              VERTEX              VERTEX
                                                      ALL CAP FUND   U.S. ALL CAP FUND         GROWTH FUND
----------------------------------------------------------------------------------------------------------
Purchases
---------
U.S. government securities                              $   43,213          $     --           $      --
                                                        ----------          ----------         -----------
Investments (non-U.S. government securities)            $5,524,109          $2,702,975         $10,637,154
                                                        ----------          ----------         -----------

Sales
-----
Investments (non-U.S. government securities)            $4,333,811          $2,348,796         $ 9,738,644
                                                        ----------          ----------         -----------

                                                            VERTEX              VERTEX
                                                    DISCOVERY FUND     CONTRARIAN FUND
--------------------------------------------------------------------------------------
Purchases
---------
Investments (non-U.S. government securities)            $6,943,796          $1,050,116
                                                        ----------          ----------

Sales
-----
Investments (non-U.S. government securities)            $6,211,859          $  723,188
                                                        ----------          ----------

The cost and unrealized appreciation or depreciation in the value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows:

                                                            VERTEX              VERTEX              VERTEX
                                                      ALL CAP FUND   U.S. ALL CAP FUND         GROWTH FUND
-------------------------------------------------------------------------------------------------------------
Aggregate cost                                          $1,263,267          $  359,161         $   995,182
                                                        ----------          ----------         -----------
Gross unrealized depreciation                           $  (84,190)         $  (48,921)        $  (194,137)
Gross unrealized appreciation                               62,339              10,873              32,317
                                                        ----------          ----------         -----------
    Net unrealized depreciation                         $  (21,851)         $  (38,048)        $  (161,820)
                                                        ==========          ==========         ===========

                                                                  VERTEX                VERTEX
                                                          DISCOVERY FUND       CONTRARIAN FUND
----------------------------------------------------------------------------------------------
Aggregate cost                                          $  654,904          $  426,692
                                                        ----------          ----------
Gross unrealized depreciation                           $  (48,147)         $  (46,756)
Gross unrealized appreciation                               20,732               8,047
                                                        ----------          ----------
    Net unrealized depreciation                         $  (27,415)         $  (38,709)
                                                        ==========          ==========

(5) Shares of Beneficial Interest
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                                                       PERIOD ENDED SEPTEMBER 30, 1998*
                               ------------------------------------------------------------------------------------
                                  VERTEX ALL CAP FUND           VERTEX U.S. ALL CAP FUND       VERTEX GROWTH FUND
                               ------------------------        --------------------------   -----------------------
                                SHARES           AMOUNT        SHARES         AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold                    102,107       $1,041,011        35,507       $352,608        85,411         $853,902
Shares reacquired                  (38)            (382)         --             --          (3,171)         (33,985)
                               -------       ----------        ------       --------        ------         --------
    Net increase               102,069       $1,040,629        35,507       $352,608        82,240         $819,917
                               =======       ==========        ======       ========        ======         ========

*For the period from the commencement of each Fund's investment operations, May 1, 1998, through September 30, 1998.

Class A Shares
                                          PERIOD ENDED SEPTEMBER 30, 1998*
                               -----------------------------------------------------
                                  VERTEX DISCOVERY FUND       VERTEX CONTRARIAN FUND
                               ----------------------------   ----------------------
                                SHARES           AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------
Shares sold                     63,005       $  633,988        70,657       $725,305
Shares reacquired                 (237)          (2,513)      (30,000)      (312,302)
                               -------       ----------        ------       --------
    Net increase                62,768       $  631,475        40,657       $413,003
                               =======       ==========        ======       ========

*For the period from the commencement of each Fund's investment operations, May 1, 1998, through September 30, 1998.

(6) Line of Credit
Each Fund participates in a $500,000 secured line of credit, of which $250,000 is committed, provided by State Street Bank and Trust Company under a line of credit agreement. Each Fund may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity or defensive purposes. Each loan is secured by assets of the Fund. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Overnight Federal Funds Rate plus 0.45%. In addition, a commitment fee of 0.07% per annum is charged based on the daily unused portion of the committed line of credit and allocated among the participating funds at the end of each quarter. During the period ended September 30, 1998, the maximum amounts outstanding and the amounts outstanding at September 30, 1998, were as follows:

                                         VERTEX          VERTEX           VERTEX          VERTEX           VERTEX
                                      ALL CAP FUND  U.S. ALL CAP FUND  GROWTH FUND    DISCOVERY FUND   CONTRARIAN FUND
----------------------------------------------------------------------------------------------------------------------
Maximum loan outstanding                $273,010        $153,895         $345,469        $145,218          $31,654
Loan outstanding at
  September 30, 1998                    $241,133        $ 65,788         $118,935        $ 53,826            --

Interest expense and the weighted average interest rate incurred on the borrowings for the period ended September 30, 1998 were as follows:

                                         VERTEX          VERTEX           VERTEX          VERTEX           VERTEX
                                      ALL CAP FUND  U.S. ALL CAP FUND  GROWTH FUND    DISCOVERY FUND   CONTRARIAN FUND
----------------------------------------------------------------------------------------------------------------------
Interest expense                        $  2,095        $    693         $  1,673        $    118          $     5
Weighted average interest rate             6.09%           6.02%            6.04%            5.97%           6.14%

(7) Financial Instruments
Each Fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions

VERTEX U.S. ALL CAP FUND                                CONTRACTS      PREMIUM
--------------------------------------------------------------------------------
Outstanding, beginning of period                             --        $   --
Options written                                                25        10,800
Options terminated in closing transactions                    (18)       (5,433)
Options exercised                                              (7)       (5,367)
                                                         --------      --------
Outstanding, end of period                                   --        $   --
                                                         ========      ========

(8) Subsequent Event (Unaudited)
On October 28, 1998, the Trustees voted to terminate and liquidate Vertex Growth Fund and Vertex Discovery Fund effective October 30, 1998 or as soon as thereafter as is practicable. Each Fund was terminated and liquidated on November 2, 1998.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of MFS Series Trust XI and Shareholders of Vertex All Cap Fund, Vertex U.S. All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund:

We have audited the accompanying statements of assets and liabilities of Vertex All Cap Fund, Vertex U.S. All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund, including the schedules of portfolio investments, as of September 30, 1998, and the related statements of operations, and changes in net assets and the financial highlights for the period from May 1, 1998 (commencement of operations) to September 30, 1998 and the statements of cash flows for Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Growth Fund, for the period indicated above. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Vertex All Cap Fund, Vertex U.S. All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund at September 30, 1998, and the results of their operations, the changes in their net assets and financial highlights for the period from May 1, 1998 (commencement of operations) to September 30, 1998, and the cash flows for Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Growth Fund for the period indicated above, in conformity with generally accepted accounting principles.

                                                /s/ Ernst & Young LLP
Boston, Massachusetts
November 6, 1998

FEDERAL TAX INFORMATION

In January 1999, shareholders will be mailed a Form 1099 reporting the federal tax status of all distributions paid during the calendar year 1998.







                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

VERTEX ALL CAP FUND
VERTEX U.S. ALL CAP FUND
(FORMERLY VERTEX RESEARCH ALL CAP FUND)
VERTEX GROWTH FUND
VERTEX DISCOVERY FUND
VERTEX CONTRARIAN FUND

VERTEX INVESTMENT MANAGEMENT, INC.

500 Boylston Street
Boston, MA 02116-3741






(c)1998 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741
                                                                VER-2 11/98 1.3M